Stock-Based Compensation and Other Benefit Plans - Summary of Assumptions used to Calculate the Fair Values of Warrants (Detail) (2010 Warrants [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Immediately Prior to Cancellation [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	30.00%
Expected dividend yield	2.50%
Expected term (years)	3 years 7 months 6 days
Risk-free interest rate	1.06%
Weighted average fair value (per warrant)	$ 0.70
Total fair value (in thousands)	$ 1,499
Immediately After to Cancellation [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	30.00%
Expected dividend yield	2.50%
Risk-free interest rate	1.06%